SEGMENT REPORTING (Schedule of Long-lived Assets, consisting of Property, Plant and Equipment, by Geographical Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SEGMENT REPORTING
Long-lived assets	$ 1,714	$ 1,610
China
SEGMENT REPORTING
Long-lived assets	1,369	1,357
Other
SEGMENT REPORTING
Long-lived assets	$ 345	$ 253